PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 126.3%
Bank Loans 10.1%
Airlines 0.6%
American Airlines, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	5.500%(c)	04/20/28	1,246	$1,295,751
United Airlines, Inc., Class B Term Loan, 1 Month LIBOR + 3.750%	4.500(c)	04/21/28	2,209	2,237,300
				3,533,051
Chemicals 1.6%
Hexion, Inc., Senior Secured Term B Loan, 3 Month LIBOR + 3.500%	3.640(c)	07/01/26	1,474	1,471,776
Solenis International LP,
First Lien Initial Dollar Term Loan, 1 Month LIBOR + 4.000%	4.087(c)	06/26/25	5,598	5,593,176
Second Lien Initial Term Loan, 1 Month LIBOR + 8.500%	8.587(c)	06/26/26	1,875	1,870,312
				8,935,264
Commercial Services 0.2%
Verscend Holding Corp., New Term Loan B, 1 Month LIBOR + 4.000%	4.087(c)	08/27/25	998	998,747
Computers 1.3%
McAfee LLC, Term B Loan, 1 Month LIBOR + 3.750%	3.837(c)	09/30/24	5,483	5,486,515
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.500(c)	02/01/28	2,011	2,012,243
				7,498,758
Electric 0.3%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	7.000(c)	07/30/26	2,078	1,825,227
Engineering & Construction 0.0%
Landry’s Finance Acquisition Co., 2020 Initial Term Loan, 3 Month LIBOR + 12.000%	13.000(c)	10/04/23	60	65,082

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Entertainment 0.0%
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.837%(c)	08/14/24	293	$291,809
Housewares 0.2%
Sunset Debt Merger Sub, Inc., Initial Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	10/06/28	1,015	1,006,119
Insurance 0.4%
Asurion LLC,
New B-4 Term Loan, 1 Month LIBOR + 5.250%	5.337(c)	01/20/29	1,990	1,980,880
Replacement B-6 Term Loan, 1 Month LIBOR + 3.125%	3.212(c)	11/03/23	212	211,322
				2,192,202
Media 0.2%
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250%	3.340(c)	08/24/26	219	113,929
iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	3.087(c)	05/01/26	1,153	1,144,371
				1,258,300
Oil & Gas 0.9%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	10.000(c)	11/01/25	3,340	3,653,960
Citgo Holding, Inc., Term Loan, 3 Month LIBOR + 7.000%	8.000(c)	08/01/23	564	559,978
Citgo Petroleum Corp., 2019 Incremental Term B Loan, 3 Month LIBOR + 6.250%	7.250(c)	03/28/24	778	778,306
				4,992,244
Pharmaceuticals 0.3%
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.500%	3.500(c)	03/01/24	954	953,004
Gainwell Acquisition Corp., Term B Loan, 3 Month LIBOR + 4.000%	4.750(c)	10/01/27	844	845,471
				1,798,475

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Retail 0.3%
EG America LLC (United Kingdom), Project Becker Additional Facility, 3 Month LIBOR + 4.250%	4.750%(c)	03/31/26	342	$340,867
Great Outdoors Group LLC, Term B-1 Loan, 3 Month LIBOR + 4.250%	5.000(c)	03/06/28	1,216	1,219,612
				1,560,479
Software 2.6%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 3 Month LIBOR + 3.750%	3.882(c)	10/02/25	225	223,415
Term Loan	—(p)	03/31/26	350	354,375

Camelot Co. (Luxembourg), Amendment No. 2 Incremental Term Loans, 1 Month LIBOR + 3.000%	4.000(c)	10/30/26	764	765,180
Dun & Bradstreet Corp., Term Loan B, 1 Month LIBOR + 3.250%	3.338(c)	02/06/26	1,369	1,364,013
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 6 Month LIBOR + 7.250%	8.250(c)	06/13/25	1,400	1,398,468
First Lien Dollar Term Loan, 6 Month LIBOR + 3.500%	4.500(c)	06/13/24	3,773	3,750,483

Greeneden U.S. Holdings II LLC, B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	12/01/27	498	498,589
Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	3.500(c)	02/15/28	572	567,977
Skillsoft Finance II, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	5.500(c)	07/14/28	1,525	1,532,625
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.340(c)	03/03/28	1,015	1,017,221
Term Loan B-3, 1 Month LIBOR + 3.750%	3.840(c)	06/30/26	3,359	3,290,616
				14,762,962
Telecommunications 1.2%
Crown Subsea Communications Holding, Inc., Initial Term Loan, 1 Month LIBOR + 5.000%	5.750(c)	04/27/27	524	528,354
Intelsat Jackson Holdings SA (Luxembourg), DIP Term Loan, 3 Month LIBOR + 4.750%	5.750(c)	07/13/22	546	549,654
West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	3,509	3,445,882

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
Xplornet Communications, Inc. (Canada),
Refinancing Term Loan, 3 Month LIBOR + 4.000%	4.500%(c)	10/02/28	1,870	$1,866,494
Second Lien Initial Term Loan, 3 Month LIBOR + 7.000%^	7.500(c)	10/01/29	270	268,650
				6,659,034

Total Bank Loans (cost $56,922,561)				57,377,753
Corporate Bonds 111.5%
Advertising 0.6%
National CineMedia LLC, Sr. Unsec’d. Notes(aa)	5.750	08/15/26	1,125	904,143
Terrier Media Buyer, Inc., Gtd. Notes, 144A(aa)	8.875	12/15/27	2,530	2,680,581
				3,584,724
Aerospace & Defense 4.1%
Boeing Co. (The),
Sr. Unsec’d. Notes(aa)	5.150	05/01/30	2,200	2,567,495
Sr. Unsec’d. Notes(aa)	5.805	05/01/50	3,150	4,317,801
Sr. Unsec’d. Notes	5.930	05/01/60	250	351,611
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,050	1,059,105
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	875	918,486
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	1,975	2,055,903
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	2,050	2,103,198
Sr. Unsec’d. Notes, 144A(aa)	7.875	04/15/27	4,215	4,383,469

Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	1,200	1,267,030
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	794	858,233
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	800	794,919
Gtd. Notes(aa)	5.500	11/15/27	2,300	2,358,194
				23,035,444

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 0.2%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750%	02/01/29	1,350	$1,346,724
Airlines 1.1%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	11.750	07/15/25	250	309,697
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A	5.500	04/20/26	1,450	1,520,563
Sr. Sec’d. Notes, 144A	5.750	04/20/29	1,550	1,668,326

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	575	603,750
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,080	1,118,259
Sr. Sec’d. Notes, 144A	4.625	04/15/29	830	855,927
				6,076,522
Apparel 0.4%
Hanesbrands, Inc., Gtd. Notes, 144A	5.375	05/15/25	400	416,610
William Carter Co. (The), Gtd. Notes, 144A(aa)	5.500	05/15/25	1,200	1,255,652
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000	08/15/29	325	320,791
				1,993,053
Auto Manufacturers 2.8%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	5.875	06/01/29	969	1,044,571
Ford Motor Co.,
Sr. Unsec’d. Notes(aa)	4.750	01/15/43	3,925	4,288,686
Sr. Unsec’d. Notes(aa)	5.291	12/08/46	3,300	3,789,778
Sr. Unsec’d. Notes	7.400	11/01/46	200	274,289
Sr. Unsec’d. Notes	9.000	04/22/25	1,200	1,443,134
Sr. Unsec’d. Notes	9.625	04/22/30	1,140	1,642,372
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.000	11/13/30	400	417,641
Sr. Unsec’d. Notes	5.584	03/18/24	310	334,009

Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	7.750	10/15/25	1,000	1,079,652

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500%	10/01/28	1,325	$1,381,715
Wabash National Corp., Gtd. Notes, 144A	4.500	10/15/28	450	437,939
				16,133,786
Auto Parts & Equipment 2.1%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	2,725	2,776,444
Adient US LLC, Sr. Sec’d. Notes, 144A	9.000	04/15/25	275	294,697
American Axle & Manufacturing, Inc.,
Gtd. Notes	5.000	10/01/29	1,800	1,719,819
Gtd. Notes(aa)	6.250	03/15/26	686	704,883
Gtd. Notes(aa)	6.500	04/01/27	1,000	1,044,233
Gtd. Notes	6.875	07/01/28	406	431,002

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	1,090	874,301
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	500	514,896
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	250	252,930
Sr. Unsec’d. Notes	5.375	11/15/27	200	209,690
Sr. Unsec’d. Notes	5.625	06/15/28	750	793,797
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	5.125	04/15/29	1,675	1,659,876
Sr. Sec’d. Notes, 144A	7.875	01/15/29	175	191,335

Titan International, Inc., Sr. Sec’d. Notes, 144A	7.000	04/30/28	650	668,524
				12,136,427
Banks 0.8%
Citigroup, Inc., Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	625	632,405
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625	05/01/26	700	685,782
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	2,875	3,069,469
				4,387,656

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials 2.2%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125%	01/15/29	900	$936,857
Griffon Corp., Gtd. Notes	5.750	03/01/28	1,455	1,521,456
JELD-WEN, Inc., Gtd. Notes, 144A	4.625	12/15/25	701	709,097
Masonite International Corp.,
Gtd. Notes, 144A	3.500	02/15/30	375	365,494
Gtd. Notes, 144A	5.375	02/01/28	205	215,471
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750	05/01/29	525	522,333
Gtd. Notes, 144A	7.500	10/15/27	825	884,234

SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28	1,550	1,614,664
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	625	579,990
Sr. Unsec’d. Notes, 144A(aa)	4.375	07/15/30	875	878,084
Sr. Unsec’d. Notes, 144A(aa)	4.750	01/15/28	1,975	2,038,831
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	370	379,783
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	5.250	01/15/29	230	241,826
Gtd. Notes, 144A(aa)	6.500	03/15/27	1,400	1,468,921
				12,357,041
Chemicals 4.6%
Ashland LLC, Gtd. Notes(aa)	6.875	05/15/43	2,125	2,758,456
Chemours Co. (The),
Gtd. Notes, 144A	4.625	11/15/29	1,300	1,251,711
Gtd. Notes, 144A	5.750	11/15/28	1,225	1,261,286

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	2,255	2,028,392
Diamond BC BV, Gtd. Notes, 144A	4.625	10/01/29	200	201,556
EverArc Escrow Sarl, Sr. Sec’d. Notes, 144A	5.000	10/30/29	350	349,892
Hexion, Inc., Gtd. Notes, 144A	7.875	07/15/27	900	954,000
Ingevity Corp., Gtd. Notes, 144A	3.875	11/01/28	400	393,471

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(aa)	4.875%	06/01/24	1,100	$1,145,389
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	4.250	10/01/28	625	615,189
Sr. Unsec’d. Notes, 144A	6.250	10/01/29	350	349,000

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	1,400	1,429,193
SCIH Salt Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.625	05/01/29	275	258,749
SPCM SA (France), Sr. Unsec’d. Notes, 144A	3.375	03/15/30	450	442,395
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24	2,050	1,857,492
Sr. Sec’d. Notes, 144A	10.875	08/01/24	505	538,976
Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	1,325	1,299,520
Sr. Sec’d. Notes, 144A	6.500	05/01/25	2,100	2,205,664
Unifrax Escrow Issuer Corp.,
Sr. Sec’d. Notes, 144A	5.250	09/30/28	375	375,170
Sr. Unsec’d. Notes, 144A	7.500	09/30/29	225	223,697
Valvoline, Inc.,
Gtd. Notes, 144A	4.250	02/15/30	460	466,903
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	600	587,137
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A	5.750	07/15/25	2,577	2,408,335
Sr. Sec’d. Notes, 144A	9.500	07/01/25	1,040	1,141,942
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	600	609,467
Sr. Sec’d. Notes, 144A	5.625	10/01/24	100	107,290
Sr. Unsec’d. Notes, 144A	5.625	08/15/29	650	655,488
				25,915,760
Coal 0.1%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	10.750	05/15/26	500	544,237
Commercial Services 5.4%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	600	606,875

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625%	07/15/26		430	$452,230
Sr. Unsec’d. Notes, 144A	6.000	06/01/29		950	935,631
Sr. Unsec’d. Notes, 144A(aa)	9.750	07/15/27		2,400	2,590,215
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		860	853,409
Sr. Sec’d. Notes, 144A	4.625	06/01/28		1,065	1,055,562

Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26		500	513,002
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29		775	789,773
Gtd. Notes, 144A	4.625	10/01/27		400	410,843

APi Escrow Corp., Gtd. Notes, 144A	4.750	10/15/29		400	408,739
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	4.750	04/01/28		1,295	1,343,189
Avis Budget Finance PLC, Gtd. Notes	4.750	01/30/26	EUR	275	322,974
Brink’s Co. (The),
Gtd. Notes, 144A	4.625	10/15/27		375	386,602
Gtd. Notes, 144A(aa)	5.500	07/15/25		400	419,673

Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29		325	325,534
CoreLogic, Inc., Sr. Sec’d. Notes, 144A	4.500	05/01/28		400	395,180
Gartner, Inc.,
Gtd. Notes, 144A	3.625	06/15/29		425	427,014
Gtd. Notes, 144A	3.750	10/01/30		325	331,277

Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29		1,375	1,361,621
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28		1,000	993,741
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29		900	920,019
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A	5.625	10/01/28		610	634,739
Gtd. Notes, 144A	5.875	10/01/30		340	356,748

Service Corp. International, Sr. Unsec’d. Notes	4.000	05/15/31		1,350	1,380,446

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes	3.750%	01/15/32	575	$573,863
Gtd. Notes	4.000	07/15/30	375	382,720
Gtd. Notes(aa)	4.875	01/15/28	5,975	6,309,615

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A(aa)	9.750	08/15/26	5,030	5,329,484
				30,810,718
Computers 0.6%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	225	231,769
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28	550	560,095
Gtd. Notes, 144A	5.125	04/15/29	825	843,889
Gtd. Notes, 144A	5.250	10/01/30	350	361,195
Gtd. Notes, 144A(aa)	5.750	09/01/27	1,000	1,050,850

Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	375	392,581
				3,440,379
Distribution/Wholesale 0.5%
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	870	912,189
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	1,800	1,793,244
				2,705,433
Diversified Financial Services 4.1%
Alliance Data Systems Corp., Gtd. Notes, 144A	4.750	12/15/24	1,075	1,100,116
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	525	539,906
Gtd. Notes, 144A	5.375	12/01/24	500	514,163

Home Point Capital, Inc., Gtd. Notes, 144A	5.000	02/01/26	700	629,106
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	1,275	1,293,218
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	1,100	1,007,982

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

LFS Topco LLC, Gtd. Notes, 144A	5.875%	10/15/26	300	$309,332
LPL Holdings, Inc.,
Gtd. Notes, 144A	4.000	03/15/29	1,375	1,406,076
Gtd. Notes, 144A	4.375	05/15/31	100	102,404
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	1,800	1,813,793
Gtd. Notes, 144A(aa)	5.500	08/15/28	2,645	2,709,574
Gtd. Notes, 144A(aa)	6.000	01/15/27	1,850	1,936,409
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	400	390,268
Gtd. Notes	4.000	09/15/30	500	485,697
Gtd. Notes	6.625	01/15/28	500	564,072
Gtd. Notes(aa)	6.875	03/15/25	750	838,550
Gtd. Notes(aa)	7.125	03/15/26	5,498	6,243,975
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	575	544,372
Gtd. Notes, 144A	5.375	10/15/25	800	825,192
				23,254,205
Electric 5.0%
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	1,350	1,312,602
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	1,975	1,934,982
Sr. Unsec’d. Notes, 144A(aa)	5.125	03/15/28	5,950	5,935,164

Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders, Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A (original cost $333,181; purchased 01/17/19 - 06/04/21)(f)	13.000	06/01/24	333	237,519
NRG Energy, Inc.,
Gtd. Notes(aa)	5.750	01/15/28	2,975	3,154,946
Gtd. Notes, 144A	3.375	02/15/29	200	195,550
Gtd. Notes, 144A	3.625	02/15/31	600	584,380
Gtd. Notes, 144A	3.875	02/15/32	575	563,469
Gtd. Notes, 144A	5.250	06/15/29	800	850,841
PG&E Corp.,
Sr. Sec’d. Notes(aa)	5.000	07/01/28	1,625	1,689,363
Sr. Sec’d. Notes(aa)	5.250	07/01/30	2,135	2,231,267

Vistra Corp., Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	925	970,967

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	5.000%	07/31/27	1,100	$1,126,294
Gtd. Notes, 144A(aa)	5.625	02/15/27	6,700	6,904,031
Sr. Unsec’d. Notes, 144A	4.375	05/01/29	500	493,661
				28,185,036
Electrical Components & Equipment 0.4%
Energizer Holdings, Inc., Gtd. Notes, 144A	4.375	03/31/29	200	191,627
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	650	691,503
Gtd. Notes, 144A(aa)	7.250	06/15/28	1,130	1,247,545
				2,130,675
Electronics 0.3%
Brightstar Escrow Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	905	970,486
Sensata Technologies BV, Gtd. Notes, 144A	4.000	04/15/29	475	482,369
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750	02/15/31	260	257,143
				1,709,998
Engineering & Construction 0.4%
AECOM, Gtd. Notes(aa)	5.125	03/15/27	730	805,371
Artera Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	700	753,469
TopBuild Corp.,
Gtd. Notes, 144A	3.625	03/15/29	500	502,651
Gtd. Notes, 144A	4.125	02/15/32	425	427,979
				2,489,470
Entertainment 5.0%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	12.000	06/15/26	683	678,800
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25	1,685	1,773,653

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Caesars Entertainment, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A	4.625%	10/15/29	650	$653,879

Caesars Resort Collection LLC/CRC Finco, Inc., Sr. Sec’d. Notes, 144A	5.750	07/01/25	600	630,333
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	275	289,498
Cedar Fair LP, Gtd. Notes	5.250	07/15/29	275	284,999
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC, Gtd. Notes	6.500	10/01/28	675	723,468
Churchill Downs, Inc., Gtd. Notes, 144A	5.500	04/01/27	625	647,650
Everi Holdings, Inc., Gtd. Notes, 144A	5.000	07/15/29	100	102,412
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	2,275	2,389,847
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29	600	631,416
Sr. Sec’d. Notes, 144A	6.500	02/15/25	2,110	2,344,838

Jacobs Entertainment, Inc., Sec’d. Notes, 144A(aa)	7.875	02/01/24	2,500	2,575,008
Merlin Entertainments Ltd. (United Kingdom), Sec’d. Notes, 144A	5.750	06/15/26	200	206,810
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	825	832,515
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27	1,419	1,432,720
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., Sr. Unsec’d. Notes, 144A	8.500	11/15/27	1,325	1,413,904
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	325	318,659
Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27	3,030	3,130,769
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.625	09/01/29	650	662,185
Gtd. Notes, 144A	5.875	09/01/31	1,050	1,071,034
Scientific Games International, Inc.,
Gtd. Notes, 144A(aa)	8.250	03/15/26	2,725	2,891,765
Gtd. Notes, 144A	8.625	07/01/25	800	864,714

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Scientific Games International, Inc., (cont’d.)
Sr. Sec’d. Notes, 144A	5.000%	10/15/25	700	$721,181
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A(aa)	5.125	10/01/29	860	864,729
Sr. Unsec’d. Notes, 144A	7.750	04/15/25	275	289,742
				28,426,528
Environmental Control 0.2%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28	275	268,584
Gtd. Notes, 144A	4.375	08/15/29	575	570,318
Madison IAQ LLC,
Sr. Sec’d. Notes, 144A	4.125	06/30/28	50	49,711
Sr. Unsec’d. Notes, 144A	5.875	06/30/29	500	496,176
				1,384,789
Foods 4.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A(aa)	3.500	03/15/29	1,850	1,823,231
Gtd. Notes, 144A	4.625	01/15/27	425	444,668

B&G Foods, Inc., Gtd. Notes	5.250	09/15/27	1,850	1,898,170
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28	875	814,219
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500	04/15/25	225	233,872
Sr. Sec’d. Notes, 144A	4.625	11/15/28	475	487,238
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.750	12/01/31	525	537,341
Gtd. Notes, 144A	6.500	04/15/29	1,025	1,138,156
Sr. Unsec’d. Notes, 144A	5.500	01/15/30	900	985,500
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	1,775	2,071,706
Gtd. Notes	4.875	10/01/49	1,075	1,333,467
Gtd. Notes	5.000	07/15/35	325	399,671
Gtd. Notes	5.000	06/04/42	450	559,178
Gtd. Notes	5.200	07/15/45	300	380,855
Gtd. Notes	5.500	06/01/50	1,450	1,943,627

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods (cont’d.)
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125%	01/31/30	725	$725,849
Gtd. Notes, 144A	4.375	01/31/32	725	725,980
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	3.500	03/01/32	375	377,485
Gtd. Notes, 144A(aa)	5.875	09/30/27	4,800	5,059,058
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	1,375	1,383,255
Gtd. Notes, 144A	5.625	01/15/28	111	115,814
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	1,375	1,349,564

U.S. Foods, Inc., Gtd. Notes, 144A	4.750	02/15/29	425	430,176
				25,218,080
Forest Products & Paper 0.1%
Pearl Merger Sub, Inc., Sr. Sec’d. Notes, 144A	6.750	10/01/28	600	598,397
Gas 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes(aa)	5.500	05/20/25	600	651,298
Sr. Unsec’d. Notes	5.625	05/20/24	200	216,270
Sr. Unsec’d. Notes(aa)	5.750	05/20/27	3,250	3,636,754
Sr. Unsec’d. Notes(aa)	5.875	08/20/26	575	642,120
				5,146,442
Healthcare-Products 0.4%
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	1,025	1,020,074
Sr. Unsec’d. Notes, 144A	5.250	10/01/29	1,050	1,067,206
				2,087,280
Healthcare-Services 5.3%
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A	3.125	02/15/29	325	317,224
Gtd. Notes, 144A	3.500	04/01/30	525	520,995
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	1,400	1,327,066
Gtd. Notes, 144A(aa)	4.625	06/01/30	3,250	3,268,575

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
HCA, Inc.,
Gtd. Notes(aa)	5.625%	09/01/28	2,700	$3,175,306
Sr. Sec’d. Notes(aa)	4.750	05/01/23	4,700	4,967,849

MEDNAX, Inc., Gtd. Notes, 144A(aa)	6.250	01/15/27	1,405	1,474,827
Molina Healthcare, Inc., Sr. Unsec’d. Notes(aa)	5.375	11/15/22	1,610	1,658,151
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	1,225	1,307,008
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(aa)	9.750	12/01/26	3,550	3,745,915
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	525	551,357
Sec’d. Notes, 144A	6.250	02/01/27	1,300	1,350,188
Sr. Sec’d. Notes, 144A	4.250	06/01/29	2,000	2,027,245
Sr. Sec’d. Notes, 144A(aa)	4.875	01/01/26	743	763,985
Sr. Unsec’d. Notes(aa)	6.750	06/15/23	2,175	2,337,150
Sr. Unsec’d. Notes	6.875	11/15/31	1,250	1,440,931
				30,233,772
Home Builders 5.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	825	821,774
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	275	271,443
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	1,100	1,149,329
Gtd. Notes(aa)	7.250	10/15/29	2,675	2,922,878
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,875	1,880,567
Gtd. Notes, 144A(aa)	6.250	09/15/27	815	850,646
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	400	402,723
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	1,725	1,833,193
Gtd. Notes, 144A	3.875	08/15/29	150	149,740
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	450	450,152
Gtd. Notes, 144A(aa)	5.000	03/01/28	650	672,190
KB Home,
Gtd. Notes	4.000	06/15/31	500	508,189
Gtd. Notes	4.800	11/15/29	575	620,379

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
KB Home, (cont’d.)
Gtd. Notes(aa)	6.875%	06/15/27	1,650	$1,947,627

Lennar Corp., Gtd. Notes(aa)	5.000	06/15/27	1,250	1,431,854
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	425	442,865
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A(aa)	4.625	03/01/30	900	913,467
Sr. Unsec’d. Notes, 144A(aa)	5.250	12/15/27	1,075	1,120,906

Meritage Homes Corp., Gtd. Notes(aa)	5.125	06/06/27	2,523	2,783,918
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A	4.750	02/15/28	1,293	1,303,281
Sr. Unsec’d. Notes, 144A	4.750	04/01/29	225	227,097

STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	575	605,268
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	375	420,931
Gtd. Notes, 144A(aa)	6.625	07/15/27	2,800	2,954,145
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	480	511,142

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A(aa)	5.625	03/01/24	1,873	2,003,542
Tri Pointe Homes, Inc., Gtd. Notes	5.700	06/15/28	915	994,903
				30,194,149
Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes, 144A	4.000	04/15/29	600	610,235
Household Products/Wares 0.5%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	1,075	1,062,761
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31	350	352,129
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (Canada),
Gtd. Notes, 144A	7.000	12/31/27	800	769,824
Sr. Sec’d. Notes, 144A	5.000	12/31/26	175	173,362

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Household Products/Wares (cont’d.)
Spectrum Brands, Inc.,
Gtd. Notes, 144A	3.875%	03/15/31	200	$196,402
Gtd. Notes, 144A	5.000	10/01/29	250	267,128
				2,821,606
Housewares 0.6%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.500	10/15/29	1,125	1,171,200
Gtd. Notes, 144A	4.000	04/01/31	750	743,361
Gtd. Notes, 144A	4.375	02/01/32	350	351,992

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	1,250	1,196,549
				3,463,102
Insurance 0.4%
Acrisure LLC/Acrisure Finance, Inc., Sr. Unsec’d. Notes, 144A	6.000	08/01/29	1,025	1,008,375
AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A	4.875	06/30/29	400	398,782
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	875	859,918
				2,267,075
Internet 1.0%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A	3.875	09/15/27	1,925	1,873,411
Sr. Unsec’d. Notes, 144A	5.625	09/15/28	625	618,220
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A	3.500	03/01/29	525	508,339
Gtd. Notes, 144A	5.250	12/01/27	1,365	1,417,568

NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	1,000	1,013,266
				5,430,804
Iron/Steel 0.6%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	1,359	1,477,071

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel (cont’d.)
TMS International Corp., Sr. Unsec’d. Notes, 144A	6.250%	04/15/29	325	$335,562
United States Steel Corp., Sr. Unsec’d. Notes	6.875	03/01/29	1,410	1,508,790
				3,321,423
Leisure Time 0.4%
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	10.250	02/01/26	980	1,125,286
Sr. Sec’d. Notes, 144A	12.250	05/15/24	135	159,295

Viking Cruises Ltd., Gtd. Notes, 144A	5.875	09/15/27	350	339,409
Viking Ocean Cruises Ship VII Ltd., Sr. Sec’d. Notes, 144A	5.625	02/15/29	200	199,205
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	675	675,958
				2,499,153
Lodging 2.4%
Boyd Gaming Corp.,
Gtd. Notes	4.750	12/01/27	50	51,500
Gtd. Notes, 144A	4.750	06/15/31	525	540,475
Gtd. Notes, 144A	8.625	06/01/25	450	486,715
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	900	878,784
Gtd. Notes, 144A	3.750	05/01/29	300	301,011
Gtd. Notes, 144A	4.000	05/01/31	1,425	1,432,228
Gtd. Notes, 144A	5.375	05/01/25	225	234,773
Gtd. Notes, 144A	5.750	05/01/28	325	349,209

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.875	04/01/27	200	207,046
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	275	287,188
Gtd. Notes(aa)	4.750	10/15/28	2,025	2,106,248
Gtd. Notes(aa)	5.500	04/15/27	1,061	1,142,930
Gtd. Notes(aa)	6.750	05/01/25	2,325	2,452,455

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	450	446,390

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.125%	12/15/29	1,325	$1,195,304
Sr. Unsec’d. Notes, 144A	5.625	08/26/28	1,900	1,751,621
				13,863,877
Machinery-Construction & Mining 0.1%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	725	742,961
Machinery-Diversified 0.6%
GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	700	707,000
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(aa)	10.125	08/01/24	1,815	1,865,800
TK Elevator Holdco GmbH (Germany), Gtd. Notes, 144A	7.625	07/15/28	200	212,064
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	625	637,046
				3,421,910
Media 7.7%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	1,850	1,865,370
Sr. Unsec’d. Notes, 144A(aa)	4.250	02/01/31	5,600	5,572,564
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	700	698,400
Sr. Unsec’d. Notes, 144A(aa)	4.750	03/01/30	2,900	2,997,525
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	1,000	1,039,989
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	250	258,184
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	1,175	1,069,791
Gtd. Notes, 144A(aa)	4.125	12/01/30	775	742,263
Gtd. Notes, 144A	5.500	04/15/27	200	206,510
Sr. Unsec’d. Notes, 144A(aa)	4.625	12/01/30	4,875	4,467,715
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	550	542,190
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625	08/15/27	5,755	1,721,203
Sr. Sec’d. Notes, 144A(aa)	5.375	08/15/26	2,145	1,211,925
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	950	914,904
Gtd. Notes	7.375	07/01/28	365	384,095

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
DISH DBS Corp., (cont’d.)
Gtd. Notes(aa)	7.750%	07/01/26	4,185	$4,658,217

Gray Television, Inc., Gtd. Notes, 144A	7.000	05/15/27	1,625	1,742,656
iHeartCommunications, Inc., Sr. Sec’d. Notes	6.375	05/01/26	395	413,803
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	550	571,813
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	550	559,712
Nexstar Media, Inc.,
Gtd. Notes, 144A	4.750	11/01/28	775	791,552
Gtd. Notes, 144A	5.625	07/15/27	1,500	1,582,058
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	610	619,899
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	1,000	1,000,688
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A	3.875	01/15/29	350	349,731
Sr. Unsec’d. Notes, 144A	5.375	01/15/31	275	269,644

Scripps Escrow, Inc., Gtd. Notes, 144A(aa)	5.875	07/15/27	1,310	1,337,372
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26	1,240	1,268,662
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	400	404,475
Sr. Sec’d. Notes, 144A(aa)	5.125	02/15/25	2,300	2,341,197
Sr. Sec’d. Notes, 144A(aa)	6.625	06/01/27	2,135	2,310,604
				43,914,711
Metal Fabricate/Hardware 0.1%
Roller Bearing Co. of America, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/29	525	535,325
Mining 3.0%
Constellium SE, Gtd. Notes, 144A	3.750	04/15/29	250	241,831
Eldorado Gold Corp. (Turkey), Sr. Unsec’d. Notes, 144A	6.250	09/01/29	1,550	1,573,328
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	500	507,644

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)
First Quantum Minerals Ltd. (Zambia), (cont’d.)
Gtd. Notes, 144A	6.875%	10/15/27	700	$749,197
Gtd. Notes, 144A	7.250	04/01/23	2,100	2,136,741
Gtd. Notes, 144A	7.500	04/01/25	3,305	3,419,298

Freeport-McMoRan, Inc., Gtd. Notes(aa)	4.375	08/01/28	1,075	1,119,206
Hecla Mining Co., Gtd. Notes(aa)	7.250	02/15/28	1,075	1,157,054
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	900	897,425
Gtd. Notes, 144A	6.125	04/01/29	1,195	1,258,078

IAMGOLD Corp. (Burkina Faso), Gtd. Notes, 144A	5.750	10/15/28	575	564,861
New Gold, Inc. (Canada),
Gtd. Notes, 144A(aa)	6.375	05/15/25	755	775,771
Sr. Unsec’d. Notes, 144A	7.500	07/15/27	1,220	1,317,209
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	800	782,428
Gtd. Notes, 144A	4.750	01/30/30	275	285,777
				16,785,848
Miscellaneous Manufacturing 0.3%
Amsted Industries, Inc.,
Gtd. Notes, 144A(aa)	5.625	07/01/27	1,075	1,120,393
Sr. Unsec’d. Notes, 144A(aa)	4.625	05/15/30	785	806,402
				1,926,795
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250	02/15/29	710	719,842
Oil & Gas 8.8%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	975	1,047,030
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Sr. Unsec’d. Notes^	7.875	12/15/24(d)	5,325	36,210
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	1,500	1,526,900
Gtd. Notes, 144A	5.375	03/01/30	825	873,822

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Antero Resources Corp., (cont’d.)
Gtd. Notes, 144A	7.625%	02/01/29	1,175	$1,301,617
Gtd. Notes, 144A	8.375	07/15/26	162	182,318
Apache Corp.,
Sr. Unsec’d. Notes	5.100	09/01/40	1,250	1,400,437
Sr. Unsec’d. Notes	5.250	02/01/42	75	84,420
Sr. Unsec’d. Notes	5.350	07/01/49	115	132,111
Sr. Unsec’d. Notes	7.750	12/15/29	100	127,561
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	25	25,811
Gtd. Notes, 144A	9.000	11/01/27	252	344,606

Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	2,000	2,012,798
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	375	392,485
Gtd. Notes, 144A	5.875	02/01/29	400	425,920

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	1,053	1,075,378
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	1,175	1,209,937
CNX Resources Corp., Gtd. Notes, 144A(aa)	7.250	03/14/27	1,550	1,645,913
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	600	624,088
Gtd. Notes, 144A	6.750	03/01/29	975	1,047,863
Continental Resources, Inc.,
Gtd. Notes	4.900	06/01/44	375	426,231
Gtd. Notes, 144A	5.750	01/15/31	300	359,381
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	500	515,400
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	575	588,395

Devon Energy Corp., Sr. Unsec’d. Notes, 144A	5.250	10/15/27	500	530,367
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A(aa)	5.750	01/30/28	975	1,023,378
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	300	316,375
EQT Corp.,
Sr. Unsec’d. Notes(aa)	3.900	10/01/27	1,725	1,838,974
Sr. Unsec’d. Notes	5.000	01/15/29	325	361,493
Sr. Unsec’d. Notes	7.500	02/01/30	225	288,124

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750%	10/01/25	1,075	$1,097,038
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	275	280,214
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	275	282,410
Sr. Unsec’d. Notes, 144A(aa)	6.250	11/01/28	1,658	1,701,053
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	575	591,722
Gtd. Notes, 144A	7.125	02/01/27	1,802	1,893,352
Nabors Industries Ltd.,
Gtd. Notes, 144A	7.250	01/15/26	975	950,895
Gtd. Notes, 144A	7.500	01/15/28	1,325	1,269,915

Nabors Industries, Inc., Gtd. Notes(aa)	5.750	02/01/25	1,400	1,330,884
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	3.000	02/15/27	338	338,004
Sr. Unsec’d. Notes	4.500	07/15/44	150	151,445
Sr. Unsec’d. Notes	5.500	12/01/25	50	54,973
Sr. Unsec’d. Notes	5.550	03/15/26	75	82,798
Sr. Unsec’d. Notes	6.125	01/01/31	1,120	1,339,892
Sr. Unsec’d. Notes	6.450	09/15/36	1,000	1,274,380
Sr. Unsec’d. Notes	7.150	05/15/28	900	1,063,080
Sr. Unsec’d. Notes	8.875	07/15/30	200	271,233
Ovintiv, Inc.,
Gtd. Notes	6.500	08/15/34	800	1,074,926
Gtd. Notes	6.500	02/01/38	450	609,075
Gtd. Notes	6.625	08/15/37	200	271,519

Parkland Corp. (Canada), Gtd. Notes, 144A	4.500	10/01/29	525	528,420
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	275	284,889
Gtd. Notes, 144A	7.125	01/15/26	2,560	2,633,539
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25	425	444,167
Gtd. Notes	5.000	03/15/23	1,523	1,565,334
Southwestern Energy Co.,
Gtd. Notes	5.375	03/15/30	1,900	2,004,911
Gtd. Notes, 144A	5.375	02/01/29	125	131,604
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	905	917,751
Gtd. Notes	6.000	04/15/27	775	811,996
Gtd. Notes, 144A	4.500	04/30/30	700	706,105

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Transocean, Inc.,
Gtd. Notes, 144A	7.500%	01/15/26	1,625	$1,309,890
Gtd. Notes, 144A	8.000	02/01/27	225	172,030

Vine Energy Holdings LLC, Gtd. Notes, 144A	6.750	04/15/29	725	779,553
				49,984,340
Packaging & Containers 1.5%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%	6.500	06/30/27	1,500	1,571,081
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26	475	484,619
Sr. Unsec’d. Notes, 144A	5.250	08/15/27	1,075	1,072,453

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	960	987,645
Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%	9.000	01/15/26	300	315,808
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	1,184	1,219,117
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	425	428,418
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	425	417,703
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	500	548,797
Gtd. Notes, 144A(aa)	6.625	05/13/27	975	1,041,211

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	625	617,130
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27	50	48,910
				8,752,892
Pharmaceuticals 2.9%
180 Medical, Inc. (United Kingdom), Gtd. Notes, 144A	3.875	10/15/29	200	201,253

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
AdaptHealth LLC,
Gtd. Notes, 144A	4.625%	08/01/29	1,000	$990,412
Gtd. Notes, 144A	5.125	03/01/30	325	326,839
Gtd. Notes, 144A	6.125	08/01/28	670	710,605

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27	1,100	1,170,540
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	1,000	925,910
Gtd. Notes, 144A	5.000	02/15/29	700	642,076
Gtd. Notes, 144A(aa)	5.250	01/30/30	1,850	1,671,683
Gtd. Notes, 144A(aa)	5.250	02/15/31	2,985	2,687,545
Gtd. Notes, 144A	6.125	04/15/25	1,178	1,200,657
Gtd. Notes, 144A	6.250	02/15/29	2,360	2,286,232
Gtd. Notes, 144A(aa)	7.000	01/15/28	725	734,877

Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., Sr. Sec’d. Notes, 144A	6.125	04/01/29	575	566,336
Jazz Securities DAC, Sr. Sec’d. Notes, 144A	4.375	01/15/29	400	411,482
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unsec’d. Notes, 144A	5.125	04/30/31	600	618,843
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750	11/15/25	1,025	1,053,028
Prestige Brands, Inc., Gtd. Notes, 144A	3.750	04/01/31	550	531,697
				16,730,015
Pipelines 5.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375	06/15/29	975	1,019,896
Gtd. Notes, 144A(aa)	5.750	01/15/28	2,425	2,537,686

Cheniere Energy Partners LP, Gtd. Notes, 144A	4.000	03/01/31	1,175	1,222,684
Cheniere Energy, Inc., Sr. Sec’d. Notes(aa)	4.625	10/15/28	3,250	3,412,317
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750	04/15/30	200	200,259
DCP Midstream Operating LP,
Gtd. Notes(aa)	5.125	05/15/29	1,375	1,560,252
Gtd. Notes	5.625	07/15/27	510	582,169

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Energy Transfer LP, Jr. Sub. Notes, Series G(aa)	7.125%(ff)	05/15/30(oo)	1,075	$1,123,634
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	4.750	07/15/23	85	89,488
Sr. Unsec’d. Notes	5.500	07/15/28	50	55,103
Sr. Unsec’d. Notes, 144A(aa)	6.000	07/01/25	955	1,040,207
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	1,275	1,418,758
Global Partners LP/GLP Finance Corp.,
Gtd. Notes	6.875	01/15/29	375	388,476
Gtd. Notes(aa)	7.000	08/01/27	750	781,271

Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(aa)	6.875	04/15/40	2,050	2,324,398
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A(aa)	5.500	01/15/28	2,054	2,060,950
Gtd. Notes, 144A	6.000	12/31/30	925	925,497
Gtd. Notes, 144A	7.500	10/01/25	200	216,276
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes	5.000	01/15/28	200	210,360
Gtd. Notes(aa)	5.375	02/01/27	1,575	1,630,196
Gtd. Notes	5.500	03/01/30	150	164,929
Gtd. Notes(aa)	6.500	07/15/27	1,000	1,075,012
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	760	774,092
Sr. Sec’d. Notes, 144A	4.125	08/15/31	310	321,109
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	600	632,194
Sr. Unsec’d. Notes	4.000	07/01/22	250	252,607
Sr. Unsec’d. Notes	4.350(cc)	02/01/25	75	78,725
Sr. Unsec’d. Notes(aa)	5.300(cc)	02/01/30	2,375	2,603,037
Sr. Unsec’d. Notes	5.450	04/01/44	50	58,720
Sr. Unsec’d. Notes	5.500	08/15/48	75	88,673
				28,848,975
Real Estate 1.4%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	2,200	2,292,396
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	2,000	2,034,652

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate (cont’d.)
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125%	02/01/29	1,025	$1,026,791
Gtd. Notes, 144A	4.375	02/01/31	675	674,984
Gtd. Notes, 144A	5.375	08/01/28	340	357,393

Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,700	1,674,554
				8,060,770
Real Estate Investment Trusts (REITs) 4.1%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	611	593,863
Gtd. Notes(aa)	9.750	06/15/25	2,500	2,715,681
Sr. Unsec’d. Notes	4.750	02/15/28	1,125	1,121,655
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	01/15/28	2,000	2,185,033
Gtd. Notes, 144A	4.625	06/15/25	245	263,708
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	150	151,280
Gtd. Notes(aa)	5.000	10/15/27	2,325	2,446,924
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A(aa)	5.875	10/01/28	900	944,931
Sr. Sec’d. Notes, 144A(aa)	7.500	06/01/25	1,940	2,060,783

RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes, 144A	4.500	02/15/29	325	323,061
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.875	02/15/27	500	515,416
Sr. Unsec’d. Notes, 144A	3.125	02/01/29	450	432,094
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Gtd. Notes, 144A	7.125	12/15/24	1,695	1,737,965
Sr. Sec’d. Notes, 144A(aa)	7.875	02/15/25	4,610	4,853,275

Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	4.750	04/15/28	550	552,499
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	3.750	02/15/27	340	349,395
Gtd. Notes, 144A(aa)	4.250	12/01/26	1,235	1,279,884
Gtd. Notes, 144A(aa)	4.625	12/01/29	1,000	1,067,905
				23,595,352

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 3.6%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000%	10/15/30	3,250	$3,152,816
Sr. Sec’d. Notes, 144A	3.500	02/15/29	325	314,931
Sr. Sec’d. Notes, 144A	3.875	01/15/28	488	486,806
Ambience Merger Sub, Inc.,
Gtd. Notes, 144A	7.125	07/15/29	1,050	1,011,701
Sr. Sec’d. Notes, 144A	4.875	07/15/28	125	122,682
Brinker International, Inc.,
Gtd. Notes, 144A(aa)	5.000	10/01/24	1,250	1,324,078
Sr. Unsec’d. Notes	3.875	05/15/23	125	128,546

Carrols Restaurant Group, Inc., Gtd. Notes, 144A	5.875	07/01/29	950	869,641
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.500	10/30/25	1,450	1,510,578
Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	800	774,622
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	225	220,669
Gtd. Notes, 144A	3.875	10/01/31	650	637,694

Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24	2,004	2,011,370
LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	775	752,261
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	675	693,041
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29	1,925	1,801,964
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(aa)	5.625	12/01/25	1,900	1,941,201
Sec’d. Notes, 144A	8.750	04/30/25	300	322,140
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875	03/01/27	675	701,720
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	575	589,375

Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	600	613,206
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	450	465,236
				20,446,278

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors 0.3%
Microchip Technology, Inc., Gtd. Notes	4.250%	09/01/25	430	$447,104
NXP BV/NXP Funding LLC (China), Gtd. Notes, 144A(aa)	3.875	09/01/22	1,090	1,118,207
				1,565,311
Software 1.5%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	1,643	1,636,735
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Gtd. Notes, 144A	5.750	03/01/25	2,000	2,017,298
Clarivate Science Holdings Corp.,
Sr. Sec’d. Notes, 144A	3.875	07/01/28	895	884,837
Sr. Unsec’d. Notes, 144A	4.875	07/01/29	320	318,558

Dun & Bradstreet Corp. (The), Gtd. Notes, 144A(aa)	10.250	02/15/27	2,375	2,548,001
Rackspace Technology Global, Inc., Sr. Sec’d. Notes, 144A	3.500	02/15/28	625	595,556
ROBLOX Corp., Sr. Unsec’d. Notes, 144A	3.875	05/01/30	350	348,734
				8,349,719
Telecommunications 6.6%
Altice France SA (France), Sr. Sec’d. Notes, 144A	5.125	07/15/29	550	535,582
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	2,000	1,978,744
CommScope, Inc., Sr. Sec’d. Notes, 144A	6.000	03/01/26	960	994,351
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, 144A	8.750	05/25/24	1,050	1,092,001
Sr. Sec’d. Notes, 144A	8.750	05/25/24	525	545,063

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	7,168	6,932,139
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	1,525	1,571,315
Sr. Sec’d. Notes, 144A	7.000	10/15/28	875	901,330
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23(d)	2,160	1,090,357

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Intelsat Jackson Holdings SA (Luxembourg), (cont’d.)
Gtd. Notes, 144A	9.750%	07/15/25(d)	4,135	$2,132,274

Intrado Corp., Gtd. Notes, 144A(aa)	8.500	10/15/25	1,209	1,192,730
Level 3 Financing, Inc., Gtd. Notes, 144A	3.750	07/15/29	400	378,139
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes(aa)	5.625	04/01/25	1,830	1,968,047
Sr. Unsec’d. Notes, Series T(aa)	5.800	03/15/22	1,150	1,165,587
Sr. Unsec’d. Notes, Series U	7.650	03/15/42	1,930	2,131,483
Sprint Capital Corp.,
Gtd. Notes(aa)	6.875	11/15/28	700	884,979
Gtd. Notes	8.750	03/15/32	706	1,053,822
Sprint Corp.,
Gtd. Notes	7.125	06/15/24	250	282,449
Gtd. Notes(aa)	7.625	02/15/25	2,725	3,169,968
Gtd. Notes(aa)	7.875	09/15/23	1,794	1,991,555

Switch Ltd., Gtd. Notes, 144A	4.125	06/15/29	375	377,678
Viasat, Inc.,
Sr. Sec’d. Notes, 144A	5.625	04/15/27	325	338,013
Sr. Unsec’d. Notes, 144A(aa)	5.625	09/15/25	2,400	2,432,226
Sr. Unsec’d. Notes, 144A	6.500	07/15/28	420	441,398

Viavi Solutions, Inc., Gtd. Notes, 144A	3.750	10/01/29	200	198,566
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	4.000	03/01/27	120	116,523
Sr. Unsec’d. Notes, 144A	6.125	03/01/28	1,475	1,441,189
				37,337,508
Toys/Games/Hobbies 0.1%
Mattel, Inc.,
Gtd. Notes, 144A	3.375	04/01/26	275	283,507
Gtd. Notes, 144A	3.750	04/01/29	275	285,742
				569,249
Transportation 0.2%
XPO Logistics, Inc., Gtd. Notes, 144A	6.250	05/01/25	1,330	1,401,212

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Trucking & Leasing 0.2%
Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500%	05/01/28	875	$877,514

Total Corporate Bonds (cost $622,643,475)				634,370,527

	Shares
Common Stocks 3.9%
Electric Utilities 0.3%
GenOn Energy Holdings, Inc. (Class A Stock) (original cost $984,219; purchased 02/28/19)*^(f)	9,187	1,286,180
Keycon Power Holdings LLC^	2,600	366,600
		1,652,780
Gas Utilities 0.7%
Ferrellgas Partners LP (Class B Stock)	15,475	3,984,812
Hotels, Restaurants & Leisure 0.1%
CEC Entertainment, Inc.*	22,321	398,062
Oil, Gas & Consumable Fuels 2.8%
Chesapeake Energy Corp.	168,307	10,727,888
Chesapeake Energy Corp. Backstop Commitment	1,644	104,789
Extraction Oil & Gas, Inc.*	80,502	5,363,848
		16,196,525

Total Common Stocks (cost $7,571,428)		22,232,179
Preferred Stock 0.8%
Gas Utilities
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^ (cost $4,001,250)	4,125	4,125,000

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Description	Units	Value
Warrants* 0.0%
Chemicals 0.0%
TPC Group, Inc., expiring 08/01/24^	1,436,166	$6,750
Oil, Gas & Consumable Fuels 0.0%
Athabasca Oil Corp. (Canada), expiring 11/01/26	2,000	123

Total Warrants (cost $0)		6,873

Total Long-Term Investments (cost $691,138,714)		718,112,332

	Shares
Short-Term Investment 3.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $17,169,249)(wb)	17,169,249	17,169,249

TOTAL INVESTMENTS 129.3% (cost $708,307,963)		735,281,581
Liabilities in excess of other assets(z) (29.3)%		(166,400,310)

Net Assets 100.0%		$568,881,271

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
DIP—Debtor-In-Possession
iBoxx—Bond Market Indices
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,089,390 and 1.1% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $222,228,315 segregated as collateral for amount of $181,000,000 borrowed and outstanding as of October 31, 2021.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2021.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $1,317,400. The aggregate value of $1,523,699 is 0.3% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at October 31, 2021:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Intelsat Jackson Holdings SA, DIP Term Loan, 3 Month LIBOR + 3.600%, 3.600%(c), Maturity Date 07/13/22 (cost $107,997)	109	$109,931	$1,934	$—
Forward foreign currency exchange contracts outstanding at October 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 11/02/21	Barclays Bank PLC	EUR	285	$330,662	$329,405	$—	$(1,257)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 11/02/21	HSBC Bank PLC	EUR	285	$334,009	$329,405	$4,604	$—
Expiring 12/02/21	Barclays Bank PLC	EUR	285	330,850	329,608	1,242	—
				$664,859	$659,013	5,846	—
						$5,846	$(1,257)

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Credit default swap agreement outstanding at October 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2021(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
EQT Corp.	06/20/22	5.000%(Q)	450	1.068%	$14,059	$10,340	$3,719	Credit Suisse International
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM High Yield Bond Fund, Inc.
Schedule of Investments as of October 31, 2021 (unaudited) (continued)
Total return swap agreements outstanding at October 31, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
iBoxx USD Liquid High Yield Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	12/20/21	23,000	$117,845	$—	$117,845
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).